Leases (Details)		3 Months Ended	12 Months Ended
	Dec. 01, 2015 USD ($) m²	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 01, 2016 m²
Deposits		$ 61,353	$ 7,646
Rental Expense			4,826
Minimum annual lease payments due			7,085
Office Space 1
Office space | m²	159			190
Monthly payment amount	$ 2,009
Deposits	12,294		$ 4,573
Description of Lessee Leasing Arrangements, Capital Leases		The lease can be terminated with a six month notice, but not before December 1, 2017. Rent will increase annually on January 1 based on the consumer price index, with a minimum increase of 2% per year.	There is no escalation clause. The Company can terminate the lease with six months' notice but not before October 1, 2017.
Operating Leases, Rent Expense, Minimum Rentals			$ 739
Lease Start Date			Sep. 16, 2015
Office Space 1 | Denmark, Kroner
Monthly payment amount	13,184
Deposits	$ 80,685		$ 30,438
Operating Leases, Rent Expense, Minimum Rentals			5,058
Office Space 2
Deposits			$ 877
Description of Lessee Leasing Arrangements, Capital Leases			Contract is month-to-month.
Operating Leases, Rent Expense, Minimum Rentals			$ 877
Lease Start Date			Jan. 01, 2016
Office Space 2 | Denmark, Kroner
Deposits			$ 6,000
Operating Leases, Rent Expense, Minimum Rentals			6,000
Auto Lease
Deposits			2,409
Operating Leases, Rent Expense, Minimum Rentals			435
Auto Lease | Lease Renewal
Operating Leases, Rent Expense, Minimum Rentals			346
Auto Lease | Denmark, Kroner
Deposits			15,983
Operating Leases, Rent Expense, Minimum Rentals			2,975
Auto Lease | Denmark, Kroner | Lease Renewal
Operating Leases, Rent Expense, Minimum Rentals			$ 2,371